LOANS RECEIVABLE, NET - Nonaccrual loan principal (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LOANS RECEIVABLE, NET.
Nonaccrual loans, net	¥ 0	¥ 0